Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net income (loss)	CAD (124.0)	CAD (932.7)
Items not affecting cash
Other (income) loss	(27.8)	6.6
Deferred tax expense (recovery)	102.1	(381.3)
Share-based compensation	42.2	57.7
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,741.4	2,220.1
Accretion	30.9	26.2
Unrealized losses on derivatives	(163.6)	(706.8)
Translation of US dollar long-term debt	(255.8)	(79.4)
Other	(2.1)	(5.2)
Realized (gain) loss on cross currency swap maturity	(54.6)	48.6
Decommissioning expenditures	(25.1)	(16.0)
Change in non-cash working capital	18.7	(29.9)
Cash flows from (used in) operations	1,718.7	1,524.3
INVESTING ACTIVITIES
Development capital and other expenditures	(1,854.7)	(1,173.4)
Capital acquisitions	308.1	254.5
Capital dispositions	266.1	32.2
Other long-term assets	2.2	26.8
Investments	0.1	0.0
Change in non-cash working capital	(65.8)	8.5
Cash flows from (used in) investing activities	(1,960.2)	(1,360.4)
FINANCING ACTIVITIES
Proceeds from Issuing Shares, Net of Issuance Costs	(2.6)	622.8
Increase (decrease) in bank debt, net	635.9	(485.8)
Repayment of senior guaranteed notes	90.3	66.7
Realized gain (loss) on cross currency swap maturity	54.6	(48.6)
Cash dividends	(197.7)	(260.3)
Change in non-cash working capital	0.5	(34.2)
Cash flows from (used in) financing activities	291.2	(175.6)
Impact of foreign currency on cash balances	(0.7)	0.4
INCREASE (DECREASE) IN CASH	49.0	(11.3)
CASH AT BEGINNING OF YEAR	13.4	24.7
CASH AT END OF YEAR	62.4	13.4
Supplemental Cash Flow Information1 [Abstract]
Cash taxes paid	(0.3)	(0.4)
Cash interest paid	CAD (159.2)	CAD (158.0)